[GRAPHIC OMITTED]

3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750


                                                                    215.981.4659
                                                            falcoj@pepperlaw.com


                                 August 29, 2008

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                  Re:      WT Mutual Fund
                           File Nos. 33-84762 and 811-8648
                           -------------------------------

Ladies and Gentlemen:

                  Pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act"), WT Mutual Fund (the "Trust") is hereby transmitting for filing Post-Effective Amendment No. 45 to the Trust's Registration Statement on Form N-1A (the "Amendment"). This Amendment is being filed in connection with the Trust's annual update of its Registration Statement in order to incorporate certain material changes into the Prospectuses and Statements of Additional Information ("SAI") for the following Funds: the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), Wilmington Multi-Manager Large-Cap Fund (the "Large-Cap Fund"), the Wilmington Multi-Manager Small-Cap Fund (the "Small Cap Fund"), and the Wilmington Small-Cap Core Fund (the "Small Cap Core Fund"). Specifically, the prospectuses and SAI's have been revised to reflect the following:

                 For the Real Asset Fund:

                 o The addition of EII Realty Securities Inc. and ING Clarion Real Estate Securities L.P. as sub-advisers to the Fund and disclosure of their respective investment strategies;

                 o The termination of Real Estate Management Services Group, LLC and Standish Mellon Asset Management Company LLC as sub-advisers to the Fund;

                 o The allocation of a portion of the Fund's assets to Rodney Square Management Corporation ("RSMC") in order to be managed pursuant to RSMC's TIPS and Enhanced Cash Strategies and the disclosure of such strategies;

                 o Revised allocation ranges among inflation-protected debt securities, real estate-related securities, commodity/natural resource-related securities; and

                 o A change in the non-fundamental investment limitation with respect to its investment in foreign securities to permit the Fund to invest up to 55% of its assets in foreign securities;

                 For the Large-Cap Fund:

                 o The allocation of a portion of the Fund's assets to Wilmington Trust Investment Management, LLC ("WTIM") in order to be managed pursuant to WTIM's Quantitative Strategy;

                 o The termination of Parametric Portfolio Associates as a sub-adviser to the Fund; and

                 o Revisions to the investment strategy of First Quadrant, L.P., a sub-adviser to the Fund, to remove references to tax-management strategies and techniques;

                 For the Small Cap Fund:

                 o The allocation of a portion of the Fund's assets to WTIM in order to be managed pursuant to WTIM's Quantitative Strategy;

                 o The termination of Batterymarch Financial Management, Inc. ("BFM") as sub-adviser to the Fund; and

                 o The addition of TAMRO Capital Partners LLC ("TAMRO") as a sub-adviser to the Fund and disclosure of TAMRO's investment strategy;

                 For the Small-Cap Core Fund

                 o The termination of Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM") as sub-advisers to the Fund in connection with the discontinuation of the multi-manager approach of the Fund.

                  Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust's registration statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for each of the Trust's series as well as to make any other non-material changes.

                  If you have any questions regarding the Amendment, please contact the undersigned at 215.981.4659 or John M. Ford at 215.981.4009.

                                                    Very truly yours,

                                                    /s/ John P. Falco

                                                    John P. Falco


cc:      Mr. John Kelley
         John M. Ford, Esq.